UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Vinik Asset Management, L.P.
           ----------------------------------------------------
Address:   260 Franklin Street
           ----------------------------------------------------
           Boston, MA  02110
           ----------------------------------------------------

Form 13F File Number:   28-6160
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey N. Vinik
     --------------------------------------------------
Title:     Senior Managing Member of sole general partner
           --------------------------------------------------
Phone:     (617) 204-5400
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Jeffrey N. Vinik               Boston, MA            11/14/01
-----------------------   ------------------------------  ----------
     [Signature]                 [City, State]             [Date]

The Form 13F Information Table attached hereto sets forth only the 'Section 13(f) securities' under management at June 30, 2001 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             2
                                                        -------------

Form 13F Information Table Entry Total:                       38
                                                        -------------

Form 13F Information Table Value Total:                     $86,575
                                                        -------------
                                                         (thousands)


List of Other Included Managers:

   No.           Form 13F File Number           Name

   1               28-6162                      Jeffrey N. Vinik
------           -----------              -----------------------------
   2               28-6166                      Michael S. Gordon
------           -----------              -----------------------------



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

                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- ---------  ----- ------- ------

D ALLOY INC COM STK              COMMON STOCK     019855105     1478   119800     SH       OTHER      02          0    X         0

D ANSOFT CORP COM                COMMON STOCK     036384105      234    25700     SH       OTHER      02          0    X         0

D CAREER EDUCATION CORP COM      COMMON STOCK     141665109     1139    20700     SH       OTHER      01          0    X         0
D CAREER EDUCATION CORP COM      COMMON STOCK     141665109      462     8400     SH       OTHER      02          0    X         0

D CARRIAGE SERVICES INC          COMMON STOCK     143905107     1743   264100     SH       OTHER      01          0    X         0
D CARRIAGE SERVICES INC          COMMON STOCK     143905107       22     3400     SH       OTHER      02          0    X         0

D CHRLS RIVER LABS               COMMON STOCK     159864107     1093    30900     SH       OTHER      01          0    X         0
D CHRLS RIVER LABS               COMMON STOCK     159864107      233     6600     SH       OTHER      02          0    X         0

D CIRCUIT CITY STORES CARMAX GRO COMMON STOCK     172737306     4494   399500     SH       OTHER      02          0    X         0

D CONSTELLATION BRANDS INC-A     COMMON STOCK     21036P108      417    10000     SH       OTHER      02          0    X         0

D COPART INC COM                 COMMON STOCK     217204106     2521    90000     SH       OTHER      01          0    X         0
D COPART INC COM                 COMMON STOCK     217204106      140     5000     SH       OTHER      02          0    X         0

D CORINTHIAN COLLEGS INC         COMMON STOCK     218868107      442    13100     SH       OTHER      01          0    X         0

D DIRECT FOCUS INC CAD  NPV COM  COMMON STOCK     254931108      202    10150     SH       OTHER      02          0    X         0

D DYNACQ INTL INC COM STK        COMMON STOCK     267919306     2628   174600     SH       OTHER      01          0    X         0
D DYNACQ INTL INC COM STK        COMMON STOCK     267919306      151    10000     SH       OTHER      02          0    X         0

D EDUCATION MANAGEMENT CORP COM  COMMON STOCK     28139T101      474    15600     SH       OTHER      01           0    X        0

D HEALTHSOUTH CORP COM           COMMON STOCK     421924101     1626   100000     SH       OTHER      01           0    X        0

D ICON PLC ADR                   ADRS STOCKS      45103T107     4376   131800     SH       OTHER      01           0    X        0
D ICON PLC ADR                   ADRS STOCKS      45103T107     1687    50800     SH       OTHER      02           0    X        0

D KINGSWAY FINANCIAL S ERVICE IN COMMON STOCK     496904103     6064   622600     SH       OTHER      01           0    X        0
D KINGSWAY FINANCIAL S ERVICE IN COMMON STOCK     496904103     5842   599800     SH       OTHER      02           0    X        0

D LABORATORY CRP OF AMER HLDGS   COMMON STOCK     50540R409     2620    32400     SH       OTHER      01           0    X        0
D LABORATORY CRP OF AMER HLDGS   COMMON STOCK     50540R409     1528    18900     SH       OTHER      02           0    X        0

D MANOR CARE INC COM STK         COMMON STOCK     564055101     2389    85000     SH       OTHER      01           0    X        0
D MANOR CARE INC COM STK         COMMON STOCK     564055101     1405    50000     SH       OTHER      02           0    X        0

D NATIONAL SEMICONDUCT OR CORP U COMMON STOCK     637640103      220    10000     SH       OTHER      02           0    X        0

D O'REILLY AUTOMOTIVE INC        COMMON STOCK     686091109     1261    44000     SH       OTHER      01           0    X        0
D O'REILLY AUTOMOTIVE INC        COMMON STOCK     686091109     6799   237300     SH       OTHER      02           0    X        0

D OLD REP INTL CORP COM          COMMON STOCK     680223104     3777   144100     SH       OTHER      02           0    X        0

D OPTION CARE INC COM            COMMON STOCK     683948103     1088    70000     SH       OTHER      01           0    X        0
D OPTION CARE INC COM            COMMON STOCK     683948103      281    18100     SH       OTHER      02           0    X        0

D PHARMACEUTICAL PROD DEV INC CO COMMON STOCK     717124101     3357   114600     SH       OTHER      01           0    X        0
D PHARMACEUTICAL PROD DEV INC CO COMMON STOCK     717124101      211     7200     SH       OTHER      02           0    X        0

D PILGRIMS PRIDE CORPORATION CL  COMMON STOCK     721467108     1107    80200     SH       OTHER      01           0    X        0
D PILGRIMS PRIDE CORPORATION CL  COMMON STOCK     721467108      709    51400     SH       OTHER      02           0    X        0

D PROGRESSIVE CORP OHIO          COMMON STOCK     743315103     1339    10000     SH       OTHER      01           0    X        0
D PROGRESSIVE CORP OHIO          COMMON STOCK     743315103     4740    35400     SH       OTHER      02           0    X        0

D RF MICRO DEVICES INC           COMMON STOCK     749941100      996    60000     SH       OTHER      01           0    X        0
D RF MICRO DEVICES INC           COMMON STOCK     749941100      515    31000     SH       OTHER      02           0    X        0

D RIGHT MGMT CONSULTANTS INC     COMMON STOCK     766573109     1549    49900     SH       OTHER      01            0    X       0

D ROSS STORES INC USD0 .01 COM   COMMON STOCK     778296103      995    34000     SH       OTHER      02            0    X       0

D SELECT MEDICAL CORP COM STK    COMMON STOCK     816196109       79     5000     SH       OTHER      01            0    X       0
D SELECT MEDICAL CORP COM STK    COMMON STOCK     816196109      158    10000     SH       OTHER      02            0    X       0

D SILGAN HOLDINGS INC            COMMON STOCK     827048109      814    44500     SH       OTHER      01            0    X       0

D STANDARD COML TOB INC COM      COMMON STOCK     853258101      684    41600     SH       OTHER      01            0    X       0
D STANDARD COML TOB INC COM      COMMON STOCK     853258101      196    11900     SH       OTHER      02            0    X       0

D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100     1933    32400     SH       OTHER      01            0    X       0
D TENET HEALTHCARE CORP COM      COMMON STOCK     88033G100      591     9900     SH       OTHER      02            0    X       0

D TRIDENT MICROSYSTEMS INC COM   COMMON STOCK     895919108      493   107700     SH       OTHER      01            0    X       0

D TYSON FOODS INC CL A           COMMON STOCK     902494103     1309   130600     SH       OTHER      01            0    X       0
D TYSON FOODS INC CL A           COMMON STOCK     902494103     1389   138600     SH       OTHER      02            0    X       0

D U S PHYSICAL THERAPY INC       COMMON STOCK     90337L108     1281    78950     SH       OTHER      01            0    X       0
D U S PHYSICAL THERAPY INC       COMMON STOCK     90337L108      256    15800     SH       OTHER      02            0    X       0

D UNITED NATURAL FOODS INC COM   COMMON STOCK     911163103      727    40000     SH       OTHER      01            0    X       0
D UNITED NATURAL FOODS INC COM   COMMON STOCK     911163103      636    35000     SH       OTHER      02            0    X       0

D UNV PHOENIX ONL                COMMON STOCK     037604204      619    20000     SH       OTHER      01            0    X       0
D UNV PHOENIX ONL                COMMON STOCK     037604204      166     5350     SH       OTHER      02            0    X       0

D URBAN OUTFITTERS INC COM       COMMON STOCK     917047102      413    36900     SH       OTHER      01            0    X       0
D URBAN OUTFITTERS INC COM       COMMON STOCK     917047102      150    13400     SH       OTHER      02            0    X       0

D WHOLEFOODS MARKET INC          COMMON STOCK     966837106      327    10400     SH       OTHER      02            0    X       0

S REPORT SUMMARY                 38 DATA RECORDS               86572        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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